Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Options Outstanding Number of Shares
Outstanding at beginning of period	1,466,444
Granted	219,113
Exercised	(231,074)
Forfeited	(23,486)
Outstanding at end of period	1,430,997
Exercisable at end of period	704,604
Weighted Average Exercise Price
Outstanding at beginning of period	$ 43.45
Granted	85.98
Exercised	25.41
Forfeited	45.32
Outstanding at end of period	52.85
Exercisable at end of period	37.38
Weighted Average Fair Value
Outstanding at beginning of period	13.94
Granted	25.06	$ 20.10
Exercised	9.61
Forfeited	14.48
Outstanding at end of period	16.34
Exercisable at end of period	$ 12.58
Weighted Average Remaining Contractual Life
Outstanding at end of period	5 years 22 days
Exercisable at end of period	3 years 9 months 3 days